Other Receivables and Other Income (Details) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Due from Related Parties, Current	19,941	13,256
Other	2,609	681
Other receivables - Note 6	17,332	12,575
Investee Corporations [Member]
Due from Related Parties, Current	3	61
Vendors [Member]
Due from Related Parties, Current	12,332	11,143
Others [Member]
Due from Related Parties, Current	7,606	2,052